Expenses and Financial Income and Expenses - Summary of Cost of Product Sales Include the Non-recoverable ICMS Taxes (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure Of Expenses and Financial Income and Expenses [line items]
Non-recoverable ICMS	$ 25,970	R$ 100,629	R$ 106,331	R$ 82,970
State of Pernambuco [member]
Disclosure Of Expenses and Financial Income and Expenses [line items]
Non-recoverable ICMS	6,767	26,220	25,218	30,507
State of Minas Gerais [member]
Disclosure Of Expenses and Financial Income and Expenses [line items]
Non-recoverable ICMS	$ 19,203	R$ 74,409	R$ 81,113	R$ 52,463